Related Party Transactions	3 Months Ended	12 Months Ended
	Oct. 31, 2022	Jul. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions

Note 11—Related Party Transactions

Except as disclosed elsewhere herein, below are the Company’s related party transactions for the three months ended October 31, 2022 and 2021.

Co-Promotion Agreement

In January 2021, the Company entered into a co-promotion agreement with Sirtex, pursuant to which the Company granted Sirtex the option to co-promote TAVO™-EP for the treatment of anti-PD-1 refractory locally advanced or metastatic melanoma in the U.S., including its territories and possessions. In consideration for the option, the Company received an upfront, non-refundable payment of $5.0 million from Sirtex (the “option fee”). The option to co-promote is non-exclusive and may be exercised at any time by Sirtex from the effective date until 90 days following the receipt by Sirtex of a complete copy of the final BLA filed by the Company with the FDA (the “option period”). If Sirtex exercises the option, the Company will receive an additional non-refundable and non-creditable option exercise fee of $25.0 million, comprised of $20.0 million in cash, and $5.0 million for the issuance of common shares of the Company determined by the average closing price of the stock for the 30 days prior to the date of receipt of the exercise notice for the option.

Under the terms of the co-promotion agreement, if Sirtex exercises the co-promote option, the Company will pay to Sirtex a high-teens to low-twenties royalty (the “promotion fee”) of U.S. net sales of the TAVO™ products. The co-promotion agreement will continue until the earlier of the expiration of the option period without Sirtex extending the option or the eighth anniversary of the first FDA approval of the BLA, and can be extended by mutual agreement between the Company and Sirtex. During the co-promotion term, the Company is responsible for funding approximately two-thirds of the promotional costs incurred by Sirtex and Sirtex shall be responsible for approximately one-third.

The Company has determined that the co-promotion agreement represents a funded research and development arrangement within the scope of ASC Subtopic 730-20, Research and Development—Research and Development Arrangements (ASC 730-20). The Company concluded that there has not been a substantive and genuine transfer of risk related to the co-promotion agreement and the Company’s ongoing development of TAVO™-EP as there is a presumption that the Company is obligated to repay Sirtex based on the significant related party relationship that exists between the parties. This significant related party relationship is based on Sirtex’s approximate 8% ownership of the outstanding shares of the Company’s common stock, and that of its significant equity holder, CGP (which owns 49% of Sirtex), which, at the time of entering into the agreement, owned approximately 42% of the outstanding shares of the Company’s common stock and is the Company’s largest shareholder.

The Company has determined that the appropriate accounting treatment under ASC 730-20 is to record any proceeds received from Sirtex for the co-promote option or upon exercise of the option as cash and cash equivalents as the Company has the ability to direct the usage of funds, and as a corresponding long-term liability (“Liability under co-promotion agreement – related party”) on the Company’s consolidated balance sheet when received. The liability will remain on the balance sheet until (i) Sirtex exercises the option which results in royalties paid by the Company to Sirtex based on the net sales of the TAVO™ products, or (ii) Sirtex does not exercise the option and the co-promotion agreement is terminated by the parties.

As of October 31, 2022, the balance of the Liability under co-promotion agreement – related party relates to the option fee payment of $5.0 million received from Sirtex.

Note 12 – Related Party Transactions

Except as disclosed elsewhere herein, below are the Company’s related party transactions for the years ended July 31, 2022 and 2021.

Equity Offerings

During the year ended July 31, 2021, shares of common stock issued to third party investors related to warrant exercises totaled 63,148. On April 16, 2021, in accordance with their Stock Purchase Agreements, CGP and Sirtex exercised their rights to purchase additional shares of common stock at a purchase price equal to the same exercise price paid by each warrant holder in order to maintain their respective ownership percentages of the outstanding shares of common stock of the Company upon the Closing. The Company issued 64,084 shares of common stock to CGP at an exercise price of $75.90 per share, resulting in gross proceeds of approximately $4.8 million. The Company issued 12,817 shares of common stock to Sirtex at an exercise price of $75.90 per share, resulting in gross proceeds of approximately $1.0 million.

On January 25, 2021, the Company completed the offer and sale of an aggregate of 350,513 shares of its common stock at a purchase price of $119.90 per share in a public offering (see Note 6). CGP and Sirtex participated in the offering. Each of CGP and Sirtex exercised its right of participation in future offerings in order to maintain respective ownership percentages of the outstanding shares of common stock of the Company upon the Closing, and purchased 154,054 and 30,811 shares of common stock, respectively, at a purchase price of $119.90 per share.

On August 19, 2020, the Company completed the offer and sale of an aggregate of 209,481 shares of its common stock at a purchase price of $71.50 per share in a registered direct offering (see Note 6). CGP and Sirtex participated in the registered direct offering and maintained their respective ownership percentages of the outstanding shares of common stock of the Company upon the Closing, and purchased 90,864 and 18,173 shares of common stock, respectively, at a purchase price of $71.50 per share.

Co-Promotion Agreement

In January 2021, the Company entered into a co-promotion agreement with Sirtex, pursuant to which the Company granted Sirtex the option to co-promote TAVO™-EP for the treatment of anti-PD-1 refractory locally advanced or metastatic melanoma in the U.S., including its territories and possessions. In consideration for the option, the Company received an upfront, non-refundable payment of $5.0 million from Sirtex (the “option fee”). The option to co-promote is non-exclusive and may be exercised at any time by Sirtex from the effective date until 90 days following the receipt by Sirtex of a complete copy of the final BLA filed by the Company with the FDA (the “option period”). If Sirtex exercises the option, the Company will receive an additional non-refundable and non-creditable option exercise fee of $25.0 million, comprised of $20.0 million in cash, and $5.0 million for the issuance of common shares of the Company determined by the average closing price of the stock for the 30 days prior to the date of receipt of the exercise notice for the option.

Under the terms of the co-promotion agreement, if Sirtex exercises the co-promote option, the Company will pay to Sirtex a high-teens to low-twenties royalty (“promotion fee”) of U.S. net sales of the TAVO™ products. The co-promotion agreement will continue until the earlier of the expiration of the option period without Sirtex extending the option or the eighth anniversary of the first FDA approval of the BLA, and can be extended by mutual agreement between the Company and Sirtex. During the co-promotion term, the Company is responsible for funding approximately two-thirds of the promotional costs incurred by Sirtex and Sirtex shall be responsible for approximately one-third.

The Company has determined that the co-promotion agreement represents a funded research and development arrangement within the scope of ASC Subtopic 730-20, Research and Development—Research and Development Arrangements (ASC 730-20). The Company concluded that there has not been a substantive and genuine transfer of risk related to the co-promotion agreement and the Company’s ongoing development of TAVO™-EP as there is a presumption that the Company is obligated to repay Sirtex based on the significant related party relationship that exists between the parties. This significant related party relationship is based on Sirtex’s approximate 8% ownership of the outstanding shares of the Company’s common stock, and that of its significant equity holder, CGP (which owns 49% of Sirtex), which, at the time of entering into the agreement, owned approximately 42% of the outstanding shares of the Company’s common stock and is the Company’s largest shareholder.

The Company has determined that the appropriate accounting treatment under ASC 730-20 is to record any proceeds received from Sirtex for the co-promote option or upon exercise of the option as cash and cash equivalents as the Company has the ability to direct the usage of funds, and as a corresponding long-term liability (“Liability under co-promotion agreement – related party”) on the Company’s consolidated balance sheet when received. The liability will remain on the balance sheet until (i) Sirtex exercises the option which results in royalties paid by the Company to Sirtex based on the net sales of the TAVO™ products, or (ii) Sirtex does not exercise the option and the co-promotion agreement is terminated by the parties.

As of July 31, 2022, the balance of the Liability under co-promotion agreement – related party relates to the option fee payment of $5.0 million received from Sirtex.